Depreciation Amortization and Impairment - Schedule of CGU Book Value (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Chile [member]
Disclosure of geographical areas [line items]
Total	$ 492,512	$ 904,868
Colombia [member]
Disclosure of geographical areas [line items]
Total		235,159
Funds Managed by Related Subsidiaries [Member] | Chile [member]
Disclosure of geographical areas [line items]
Total	2,261,620	2,366,517
Funds Managed by Related Subsidiaries [Member] | Colombia [member]
Disclosure of geographical areas [line items]
Total	$ 942,653	$ 959,821